Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 2,154	$ 2,107
Unamortized prior service cost	15	30
Defined benefit plan, accumulated other comprehensive income (Loss), after tax	$ 2,169	$ 2,137